Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies
Schedule of reconciliation of net income per common stock

	Year Ended December 31, 2022
	Class A	Class B
Allocation of net income	$15,386,968	$3,846,742
Weighted average shares outstanding, basic and diluted	42,500,000	10,625,000
Basic and diluted net income per share	$0.36	$0.36

	Year Ended December 31, 2021
	Class A	Class B
Allocation of net loss	$(193,470)	$(58,163)
Weighted average shares outstanding, basic and diluted	35,224,658	10,589,629
Basic and diluted net loss per share	$(0.01)	$(0.01)